Equity	6 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Equity
Note 14 - Equity
Changes in the Group's equity were as follows:

	Quantity		In US$ (thousands)
	Class A Shares	Class B Shares	Share capital	Other contributed capital
Balance as of January 1, 2024	467,976,748	1,642,233,575	(21,168)	(3,615,187)
Conversion of Class B to Class A	1,592,341,000	(1,592,341,000)	—	—
Equity-settled share-based payment	144,249	—	(1)	(6,774)
Balance as of June 30, 2024	2,060,461,997	49,892,575	(21,169)	(3,621,961)

Balance as of January 1, 2025	2,060,461,997	49,892,575	(21,169)	(3,625,027)
Securities Purchase Agreement	—	—	—	(200,000)
Equity-settled share-based payment	8,937,392	—	(89)	(5,406)
Related party capital contribution[1]	—	—	—	(15,265)
Balance as of June 30, 2025	2,069,399,389	49,892,575	(21,258)	(3,845,698)
1 - Refer to Note 17 - Related party transactions for further information.
Securities Purchase Agreement
On June 16, 2025 Polestar entered into a Securities Purchase Agreement pursuant to which Polestar agreed to sell 190,476,190 newly issued Class A ADS to PSD Investment Limited ("PSD") for an aggregate subscription amount of $200.0 million through a private investment in public equity ("PIPE") at a price of $1.05 per Class A ADS, which represented the volume weighted average closing sale price for the previous five consecutive trading days prior to signing. As permitted under the agreement, PSD opted to prepay the subscription amount. Prior to closing of the PIPE and delivery of the new Class A ADS, PSD converted 20,000,000 of its Class B ADS into Class A ADS in order to keep the overall voting power of its Polestar shareholdings below 50%. This conversion was effected on July 22, 2025 and the PIPE closed on July 23, 2025. Polestar intends to use the proceeds from the equity investment for working capital requirements and general corporate purposes.
The following instruments of the Parent were issued and outstanding as of June 30, 2025:
•2,069,399,389 Class A Shares with a par value of $0.01, of which 1,675,152,726 were owned by related parties;
•49,892,575 Class B Shares with a par value of $0.01, of which all were owned by related parties;
•20,499,965 Class C-1 Shares with a par value of $0.10;
•4,500,000 Class C-2 Shares with a par value of $0.10; and
•50,000 Redeemable Preferred Shares with a par value of GBP 1.00.
As of June 30, 2025, there were an additional 2,930,600,611 Class A Shares and 1,777,366,739 Class B Shares with par values of $0.10 authorized for issuance. No additional Class C Shares or Redeemable Preferred Shares were authorized for issuance.